Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of useful lifetimes, depreciation rates and depreciation methods used in calculating depreciation
	Useful lifetime	Depreciation rates	Depreciation method
Wind farms	25-30 years	3.33%-4%	Straight line
Photovoltaic systems	30-35 years	2.86%-3.33%	Straight line
Battery Energy Storage systems (BESS)	25 years	4%	Straight line
Automatic cleaning systems	20 years	5%	Straight line
Others	3-14 years	7%-33.33%	Straight line